Financial Instrument - Risk Management and Fair Value - Summary of Credit Risk Exposure on Trade Receivables using Provision Matrix (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Gross carrying amount	$ 122,288
Expected credit loss	$ 5,057
IAS 39 [member]
Disclosure of credit risk exposure [line items]
Total accounts receivable		$ 121,758
IAS 39 [member] | Financial assets neither past due nor impaired [member]
Disclosure of credit risk exposure [line items]
Total accounts receivable		115,685
IAS 39 [member] | Financial assets not impaired [member]
Disclosure of credit risk exposure [line items]
Total accounts receivable		118,085
IAS 39 [member] | Impaired [member]
Disclosure of credit risk exposure [line items]
Total accounts receivable		3,673
Current [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.10%
Gross carrying amount	$ 112,394
Expected credit loss	$ 124
Past due 1 to 30 days [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	16.80%
Gross carrying amount	$ 1,799
Expected credit loss	$ 303
Past due 1 to 30 days [member] | IAS 39 [member] | Financial assets not impaired [member]
Disclosure of credit risk exposure [line items]
Total accounts receivable		1,286
Past due 31 to 60 days [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	26.80%
Gross carrying amount	$ 533
Expected credit loss	$ 143
Past due 31 to 60 days [member] | IAS 39 [member] | Financial assets not impaired [member]
Disclosure of credit risk exposure [line items]
Total accounts receivable		617
Past due 61 to 90 days [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	48.10%
Gross carrying amount	$ 312
Expected credit loss	$ 150
More than 90 days [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	59.80%
Gross carrying amount	$ 7,250
Expected credit loss	$ 4,337
More than 60 days [member] | IAS 39 [member] | Financial assets not impaired [member]
Disclosure of credit risk exposure [line items]
Total accounts receivable		$ 497